UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07409

Tax-Managed Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2005

Item 1. Reports to Stockholders

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 99.3%
Security	Shares	Value
Aerospace & Defense - 3.0%
Boeing Company (The)	796,801	$52,588,866
General Dynamics Corp.	735,000	80,511,900
Honeywell International, Inc.	277,798	10,175,741
Northrop Grumman Corp.	3,489,713	192,806,643
Raytheon Company	340,663	13,326,737
Rockwell Collins, Inc.	109,067	5,200,315
Teledyne Technologies, Inc.(1)	6,117	199,292
United Technologies Corp.	3,658,876	187,883,283
		$542,692,777
Air Freight & Logistics - 2.5%
FedEx Corp.	2,106,578	$170,653,884
Robinson (C.H.) Worldwide, Inc.	1,039,952	60,525,206
United Parcel Service, Inc. Class B	3,324,281	229,907,274
		$461,086,364
Airlines - 0.0%
Southwest Airlines, Inc.	379,642	$5,288,413
		$5,288,413
Auto Components - 0.1%
ArvinMeritor, Inc.	8,000	$142,320
BorgWarner, Inc.	186,738	10,022,228
Dana Corp.	25,000	375,250
Delphi Corp.	5,361	24,929
Johnson Controls, Inc.	234,164	13,190,458
Visteon Corp.	9,828	59,263
		$23,814,448
Automobiles - 0.0%
DaimlerChrysler AG	7,000	$283,570
Ford Motor Co.	85,182	872,264
General Motors Corp.	9,023	306,782
Harley-Davidson, Inc.	140,700	6,978,720
Honda Motor Co. Ltd. ADR	20,000	492,200
		$8,933,536
Beverages - 4.2%
Anheuser-Busch Companies, Inc.	4,401,266	$201,357,919
Brown-Forman Corp. Class A	547,732	35,054,848

Security	Shares	Value
Beverages (continued)
Brown-Forman Corp. Class B	45,820	$2,770,277
Coca-Cola Company (The)	3,550,659	148,240,013
Coca-Cola Enterprises, Inc.	1,756,930	38,670,029
PepsiCo., Inc.	6,274,023	338,358,060
		$764,451,146
Biotechnology - 1.7%
Amgen, Inc.(1)	4,048,249	$244,757,135
Applera Corp. - Celera Genomics Group(1)	26,000	285,220
Biogen Idec, Inc.(1)	11,200	385,840
Genzyme Corp.(1)	564,926	33,946,403
Gilead Sciences, Inc.(1)	115,482	5,080,053
Incyte Corp.(1)	14,294	102,202
Invitrogen Corp.(1)	429,910	35,807,204
Vertex Pharmaceuticals, Inc.(1)	13,000	218,920
		$320,582,977
Building Products - 0.9%
American Standard Companies, Inc.	975,691	$40,900,967
Masco Corp.	4,157,854	132,053,443
Water Pik Technologies, Inc.(1)	2,141	40,786
		$172,995,196
Capital Markets - 3.9%
Affiliated Managers Group(1)	20,520	$1,402,132
Bank of New York Co., Inc. (The)	398,470	11,467,967
Bear Stearns Companies, Inc.	88,001	9,146,824
Credit Suisse Group	155,136	6,082,862
Federated Investors, Inc.	1,666,768	50,019,708
Franklin Resources, Inc.	1,462,116	112,553,690
Goldman Sachs Group, Inc.	948,077	96,722,816
Investors Financial Services Corp.	453,428	17,148,647
Knight Capital Group, Inc.(1)	1,750,000	13,335,000
Legg Mason, Inc.	26,461	2,754,855
Lehman Brothers Holdings, Inc.	96,237	9,554,409
Mellon Financial Corp.	235,337	6,751,819
Merrill Lynch & Co., Inc.	2,041,332	112,293,673
Morgan Stanley	3,744,289	196,462,844
Northern Trust Corp.	429,252	19,569,599
Nuveen Investments Class A	150,000	5,643,000
Piper Jaffray Companies, Inc.(1)	40,992	1,247,387
Price (T. Rowe) Group, Inc.	163,648	10,244,365

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Capital Markets (continued)
Raymond James Financial, Inc.	147,337	$4,162,270
Schwab (Charles) & Co.	857,261	9,669,904
State Street Corp.	132,670	6,401,327
UBS AG	63,392	4,935,067
Waddell & Reed Financial, Inc., Class A	273,635	5,062,247
		$712,632,412
Chemicals - 0.9%
Airgas, Inc.	264,027	$6,513,546
Arch Chemicals, Inc.	4,950	123,552
Ashland, Inc.(1)	116,107	8,344,610
Bayer AG ADR	40,000	1,331,200
Dow Chemical Co. (The)	266,675	11,875,038
DuPont (E.I.) de Nemours & Co.	1,133,572	48,754,932
Ecolab, Inc.	258,423	8,362,568
MacDermid, Inc.	61,937	1,929,957
Monsanto Company	19,181	1,205,909
Olin Corp.	9,900	180,576
PPG Industries, Inc.	23,542	1,477,496
Rohm and Haas Co.	2,601	120,530
RPM, Inc.	70,138	1,280,720
Sigma-Aldrich Corp.	630,897	35,355,468
Solutia, Inc.(1)	20,293	11,871
Valspar Corp.	731,155	35,307,475
		$162,175,448
Commercial Banks - 8.7%
Amegy Bancorp, Inc.	1,255,140	$28,090,033
AmSouth Bancorporation	586,767	15,255,942
Associated Banc-Corp.	1,056,688	35,568,118
Bank of America Corp.	4,884,245	222,770,414
Bank of Hawaii Corp.	69,735	3,539,051
Bank of Montreal	266,320	12,391,870
BB&T Corp.	1,804,226	72,114,913
Canadian Imperial Bank of Commerce	100,000	6,197,000
City National Corp.	184,221	13,210,488
Colonial Bancgroup, Inc. (The)	253,936	5,601,828
Comerica, Inc.	331,589	19,165,844
Commerce Bancshares, Inc.	155,154	7,821,313
Compass Bancshares, Inc.	299,160	13,462,200
Fifth Third Bancorp	1,720,472	70,900,651
First Citizens BancShares, Inc.	30,600	4,423,230
First Financial Bancorp.	47,933	905,934

Security	Shares	Value
Commercial Banks (continued)
First Horizon National Corp.	153,987	$6,498,251
First Midwest Bancorp, Inc.	815,329	28,675,121
Hibernia Corp. Class A	187,345	6,216,107
HSBC Holdings PLC ADR	608,805	48,491,318
Huntington Bancshares, Inc.	630,239	15,213,969
KeyCorp	835,217	27,687,444
M&T Bank Corp.	54,058	5,684,739
Marshall & Ilsley Corp.	629,932	28,000,477
National City Corp.	1,652,359	56,378,489
North Fork Bancorporation, Inc.	1,825,892	51,289,306
PNC Bank Corp.	149,958	8,166,713
Popular, Inc.	1,432	36,072
Regions Financial Corp.	1,883,666	63,818,604
Royal Bank of Canada	353,553	21,906,144
Royal Bank of Scotland Group PLC	50,837	1,531,287
S&T Bancorp, Inc.	100,000	3,610,000
Societe Generale	859,825	87,225,032
SunTrust Banks, Inc.	1,388,437	100,300,689
Synovus Financial Corp.	1,369,351	39,259,293
TCF Financial Corp.	72,500	1,876,300
Trustmark Corp.	205,425	6,010,735
U.S. Bancorp	5,086,973	148,539,612
Valley National Bancorp.	104,601	2,445,571
Wachovia Corp.	2,071,982	102,770,307
Wells Fargo & Co.	2,396,974	147,605,659
Westamerica Bancorporation	268,474	14,178,112
Whitney Holding Corp.	516,858	16,865,060
Zions Bancorporation	231,190	16,999,401
		$1,588,698,641
Commercial Services & Supplies - 1.5%
Allied Waste Industries, Inc.(1)	1,674,390	$13,277,913
Avery Dennison Corp.	1,004,475	53,196,996
Banta Corp.	42,341	1,920,588
Cendant Corp.	784,731	17,554,432
Century Business Services, Inc.(1)	185,000	749,250
Cintas Corp.	1,568,941	60,561,123
Consolidated Graphics, Inc.(1)	70,215	2,862,666
Deluxe Corp.	32,000	1,299,200
Donnelley (R.R.) & Sons Co.	91,260	3,149,383
Equifax, Inc.	80,000	2,856,800
HNI Corp.	1,331,533	68,107,913
Hudson Highland Group, Inc.(1)	10,262	159,985

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Commercial Services & Supplies (continued)
Ikon Office Solutions, Inc.	56,287	$535,289
Imagistics International, Inc.(1)	809	22,652
Manpower, Inc.	2,000	79,560
Miller (Herman), Inc.	541,800	16,709,112
Monster Worldwide, Inc.(1)	68,426	1,962,458
Navigant Consulting, Inc.(1)	273,137	4,823,599
PHH Corp.(1)	27,467	706,451
Pitney Bowes, Inc.	22,857	995,422
School Specialty Corp.(1)	49,197	2,287,660
Steelcase, Inc.	123,000	1,703,550
Waste Management, Inc.	1,014,367	28,747,161
		$284,269,163
Communications Equipment - 1.4%
3Com Corp.(1)	869,674	$3,165,613
ADC Telecommunications, Inc.(1)	41,693	907,656
Alcatel S.A. ADR(1)	43,728	477,072
Avaya, Inc.(1)	56,571	470,671
Ciena Corp.(1)	380,378	794,990
Cisco Systems, Inc.(1)	4,918,086	93,984,623
Comverse Technology, Inc.(1)	340,508	8,053,014
Corning, Inc.(1)	3,636,520	60,438,962
Enterasys Networks, Inc.(1)	98,848	88,963
JDS Uniphase Corp.(1)	52,451	79,726
Lucent Technologies, Inc.(1)	555,464	1,616,400
Motorola, Inc.	1,335,456	24,385,427
Nokia Corp., Class A, ADR	2,042,478	33,986,834
Nortel Networks Corp.(1)	996,447	2,600,727
Qualcomm, Inc.	534,846	17,655,266
Riverstone Networks, Inc.(1)	28,706	17,941
Tellabs, Inc.(1)	110,405	960,523
		$249,684,408
Computers & Peripherals - 2.5%
Dell, Inc.(1)	4,420,850	$174,667,783
EMC Corp.(1)	1,377,291	18,882,660
Gateway, Inc.(1)	86,345	284,938
Hewlett-Packard Co.	913,405	21,474,152
International Business Machines Corp.	1,689,360	125,350,512
Lexmark International, Inc., Class A(1)	1,709,509	110,827,468
McData Corp., Class A(1)	17,982	71,928
Network Appliance, Inc.(1)	488,000	13,795,760

Security	Shares	Value
Computers & Peripherals (continued)
PalmOne, Inc.(1)	64,913	$1,932,460
Sun Microsystems, Inc.(1)	319,180	1,190,541
		$468,478,202
Construction & Engineering - 0.1%
Dycom Industries, Inc.(1)	143,116	$2,835,128
Jacobs Engineering Group, Inc.(1)	162,719	9,154,571
		$11,989,699
Construction Materials - 0.1%
CRH PLC	329,450	$8,666,264
Vulcan Materials Co.	184,512	11,991,435
		$20,657,699
Consumer Finance - 1.1%
American Express Co.	613,160	$32,638,507
Capital One Financial Corp.	1,409,490	112,773,295
MBNA Corp.	496,474	12,987,760
Providian Financial Corp.(1)	457,296	8,062,128
SLM Corp.	905,499	45,999,349
		$212,461,039
Containers & Packaging - 0.1%
Bemis Co.	295,186	$7,834,236
Caraustar Industries, Inc.(1)	167,599	1,759,789
Sealed Air Corp.(1)	37,014	1,842,927
Sonoco Products Co.	148,033	3,922,874
Temple-Inland, Inc.	115,924	4,306,577
		$19,666,403
Department Stores - 0.0%
Neiman Marcus Group, Inc. (The)	6	$580
		$580
Distributors - 0.1%
Genuine Parts Company	314,107	$12,906,657
		$12,906,657
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A(1)	47,312	$3,700,745
Block (H&R), Inc.	787,622	45,957,744

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Diversified Consumer Services (continued)
Laureate Education, Inc.(1)	520,213	$24,897,394
Service Corp. International	142,389	1,141,960
ServiceMaster Co.	1,156,537	15,486,030
Stewart Enterprises, Inc.	114,000	745,560
		$91,929,433
Diversified Financial Services - 1.7%
Citigroup, Inc.	4,109,506	$189,982,462
Finova Group, Inc.(1)	175,587	14,925
ING Groep NV ADR	257,281	7,216,732
JPMorgan Chase & Co.	3,128,352	110,493,393
Moody's Corp.	135,086	6,073,467
		$313,780,979
Diversified Telecommunication Services - 1.9%
Alltel Corp.	1,598,689	$99,566,351
AT&T Corp.	502,314	9,564,059
BCE, Inc.	3,400,000	80,512,000
BellSouth Corp.	185,784	4,936,281
Cincinnati Bell, Inc.(1)	169,013	726,756
Citizens Communications Co.	13,568	182,354
Deutsche Telekom AG ADR	2,006,790	36,965,072
McLeodUSA, Inc.(1)	947	48
Qwest Communications International, Inc.(1)	47,762	177,197
RSL Communications Ltd.(1)(2)	247,161	0
SBC Communications, Inc.	1,285,015	30,519,106
Sprint Corp.	101,903	2,556,746
Telefonos de Mexico SA ADR	3,251,574	61,422,233
Verizon Communications, Inc.	450,014	15,547,984
		$342,676,187
Electric Utilities - 0.3%
Ameren Corp.	5,000	$276,500
American Electric Power Co., Inc.	960	35,395
Exelon Corp.	1,002,000	51,432,660
PG&E Corp.	47,705	1,790,846
Southern Co. (The)	65,985	2,287,700
Teco Energy, Inc.	34,145	645,682
		$56,468,783
Electrical Equipment - 0.5%
American Power Conversion Corp.	34,704	$818,667
Baldor Electric Co.	149,060	3,625,139

Security	Shares	Value
Electrical Equipment (continued)
Emerson Electric Co.	1,147,739	$71,882,894
Rockwell International Corp.	159,099	7,749,712
Roper Industries, Inc.	23,122	1,650,217
Thomas and Betts Corp.(1)	114,600	3,236,304
		$88,962,933
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc.(1)	461,232	$10,617,561
Arrow Electronics, Inc.(1)	8,750	237,650
Flextronics International, Ltd.(1)	441,607	5,833,628
Jabil Circuit, Inc.(1)	2,127,971	65,392,549
Molex, Inc., Class A	62,131	1,458,836
National Instruments Corp.	735,687	15,596,564
Plexus Corp.(1)	153,745	2,187,791
Sanmina Corp.(1)	1,140,602	6,239,093
Solectron Corp.(1)	1,752,794	6,643,089
		$114,206,761
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	455,117	$23,283,786
Core Laboratories NV(1)	31,290	839,198
Grant Prideco, Inc.(1)	11,694	309,306
Halliburton Co.	706,778	33,798,124
National-Oilwell, Inc.(1)	427,772	20,336,281
Schlumberger Ltd.	553,812	42,056,483
Smith International, Inc.	140,000	8,918,000
Transocean Sedco Forex, Inc.(1)	103,602	5,591,400
		$135,132,578
Food & Staples Retailing - 2.1%
Albertson's, Inc.	981,818	$20,303,996
Casey's General Stores, Inc.	35,260	698,853
Costco Wholesale Corp.	927,132	41,554,056
CVS Corp.	263,610	7,663,143
Kroger Co. (The)(1)	1,354,998	25,785,612
Safeway, Inc.	1,191,841	26,923,688
Sysco Corp.(2)(3)	30,000	1,084,886
Sysco Corp.	1,810,217	65,511,753
Sysco Corp.(2)(3)	60,000	2,169,410
Walgreen Co.	912,719	41,975,947
Wal-Mart Stores, Inc.	2,991,799	144,204,712
Winn-Dixie Stores, Inc.(1)	137,447	149,817
		$378,025,873

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Food Products - 2.7%
Archer-Daniels-Midland Co.	977,204	$20,892,622
Campbell Soup Co.	1,276,023	39,263,228
ConAgra Foods, Inc.	1,598,140	37,012,922
Dean Foods Co.(1)	362,189	12,763,540
Del Monte Foods Co.(1)	99,492	1,071,529
General Mills, Inc.	159,029	7,440,967
Heinz (H.J.) Co.	299,708	10,615,657
Hershey Foods Corp.	506,511	31,454,333
JM Smucker Co.	12,138	569,758
Kellogg Co.	58,538	2,601,429
Kraft Foods, Inc.	465	14,792
Nestle SA	275,000	70,274,200
Sara Lee Corp.	4,785,008	94,791,008
Smithfield Foods, Inc.(1)	3,845,278	104,860,731
TreeHouse Foods, Inc.(1)	72,438	2,065,202
Tyson Foods, Inc.	315,272	5,611,842
Wrigley (Wm.) Jr. Co.	857,367	59,021,144
		$500,324,904
Gas Utilities - 0.0%
National Fuel Gas Co.	4,000	$115,640
		$115,640
Health Care Equipment & Supplies - 1.3%
Advanced Medical Optics, Inc.(1)	31,158	$1,238,530
Bausch & Lomb, Inc.	29,250	2,427,750
Baxter International, Inc.	229,317	8,507,661
Becton, Dickinson and Co.	64,173	3,367,157
Biomet, Inc.	419,890	14,544,990
Boston Scientific Corp.(1)	1,109,134	29,946,618
Dentsply International, Inc.	7,705	416,070
Dionex Corp.(1)	139,750	6,094,497
Edwards Lifesciences Corp.(1)	10,353	445,386
Guidant Corp.	57,206	3,849,964
Hillenbrand Industries, Inc.	489,188	24,728,453
Hospira, Inc.(1)	192,411	7,504,029
Lumenis Ltd.(1)	100,000	150,000
Medtronic, Inc.	2,066,441	107,020,979
PerkinElmer, Inc.	254,526	4,810,541
St. Jude Medical, Inc.(1)	48,028	2,094,501
Steris Corp.	6,145	158,357
Stryker Corp.	36,741	1,747,402

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Waters Corp.(1)	165,841	$6,164,310
Zimmer Holdings, Inc.(1)	290,489	22,126,547
		$247,343,742
Health Care Providers & Services - 2.0%
AmerisourceBergen Corp.	174,177	$12,044,340
Beverly Enterprises, Inc.(1)	50,586	644,466
Cardinal Health, Inc.	1,784,669	102,761,241
Caremark Rx, Inc.(1)	701,471	31,229,489
Cigna Corp.	11,836	1,266,807
Express Scripts, Inc.(1)	53,316	2,664,734
HCA, Inc.	140	7,934
Health Management Associates, Inc., Class A	242,438	6,347,027
IDX Systems Corp.(1)	60,000	1,808,400
IMS Health, Inc.	280,530	6,948,728
McKesson Corp.	2,631	117,842
Medco Health Solutions, Inc.(1)	175,584	9,369,162
Parexel International Corp.(1)	27,837	552,564
Renal Care Group, Inc.(1)	372,577	17,175,800
Schein (Henry) Corp.(1)	2,189,855	90,922,780
Sunrise Assisted Living, Inc.(1)	144,000	7,773,120
Tenet Healthcare Corp.(1)	3,961	48,483
UnitedHealth Group, Inc.	403,952	21,062,057
Ventiv Health, Inc.(1)	13,170	253,918
WellPoint, Inc.(1)	808,000	56,269,120
		$369,268,012
Hotels, Restaurants & Leisure - 1.9%
Brinker International, Inc.(1)	236,211	$9,460,251
Carnival Corp.	561,335	30,620,824
CBRL Group, Inc.	62,047	2,411,146
Darden Restaurants, Inc.	184,714	6,091,868
Evans (Bob) Farms, Inc.	50,957	1,188,317
Gaylord Entertainment Co.(1)	428,482	19,920,128
International Game Technology	400,000	11,260,000
International Speedway Corp.	118,344	6,658,033
Jack in the Box, Inc.(1)	500,000	18,960,000
Lone Star Steakhouse & Saloon, Inc.	145,981	4,439,282
Marriott International, Inc.	272,535	18,592,338
McDonald's Corp.	863,972	23,975,223
MGM Grand, Inc.(1)	188,890	7,476,266
Navigant International, Inc.(1)	38,258	562,010

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Outback Steakhouse, Inc.	1,534,369	$69,414,854
Papa John's International, Inc.(1)	190,361	7,608,729
Royal Caribbean Cruises Ltd.	500,000	24,180,000
Sonic Corp.(1)	159,765	4,877,625
Starbucks Corp.(1)	1,199,709	61,976,967
Yum! Brands, Inc.	236,553	12,319,680
		$341,993,541
Household Durables - 0.6%
Blyth Industries, Inc.	705,171	$19,780,047
D.R. Horton, Inc.	625,255	23,515,841
Department 56, Inc.(1)	5,455	55,914
Fortune Brands, Inc.	128,148	11,379,542
Helen of Troy Ltd.(1)	20,000	509,200
Interface, Inc., Class A(1)	75,467	607,509
Leggett & Platt, Inc.	1,813,805	48,210,937
Maytag Corp.	27,073	423,963
Newell Rubbermaid, Inc.	411,393	9,807,609
Snap-On, Inc.	42,453	1,456,138
		$115,746,700
Household Products - 1.7%
Clorox Co. (The)	53,688	$2,991,495
Colgate-Palmolive Co.	714,888	35,680,060
Energizer Holdings, Inc.(1)	168,981	10,505,549
Kimberly-Clark Corp.	1,555,480	97,357,493
Procter & Gamble Co.	3,183,122	167,909,686
		$314,444,283
Independent Power Producers & Energy Traders - 0.2%
AES Corp.(1)	49,542	$811,498
Duke Energy Corp.	417,416	12,409,778
Dynegy, Inc.(1)	22,688	110,264
TXU Corp.	199,013	16,535,990
		$29,867,530
Industrial Conglomerates - 2.9%
3M Co.	745,287	$53,884,250
General Electric Co.	12,324,290	427,036,649
Teleflex, Inc.	33,700	2,000,769
Tyco International, Ltd.	1,715,944	50,105,565
		$533,027,233

Security	Shares	Value
Insurance - 5.9%
21st Century Insurance Group	70,700	$1,049,188
Aegon N.V. ADR	5,311,829	68,363,239
AFLAC, Inc.	2,162,527	93,594,169
Allstate Corp. (The)	191,610	11,448,698
American International Group, Inc.	5,411,957	314,434,702
AON Corp.	786,684	19,698,567
Berkshire Hathaway, Inc., Class A(1)	487	40,664,500
Berkshire Hathaway, Inc., Class B(1)	41,316	115,003,086
Chubb Corp.	6,077	520,252
Commerce Group, Inc.	120,000	7,453,200
Gallagher (Arthur J.) and Co.	726,310	19,704,790
Hartford Financial Services Group, Inc.	11,094	829,609
Jefferson-Pilot Corp.	186,756	9,416,238
Lincoln National Corp.	52,903	2,482,209
Manulife Financial Corp.	74,958	3,583,742
Marsh & McLennan Cos., Inc.	837,113	23,188,030
MetLife, Inc.	1,869,700	84,024,318
Old Republic International Corp.	240,548	6,083,459
Progressive Corp.(2)(3)	10,900	1,076,221
Progressive Corp.	1,995,408	197,166,264
Safeco Corp.	161,000	8,748,740
St. Paul Companies, Inc. (The)	291,677	11,529,992
Torchmark Corp.	345,335	18,026,487
UICI	43,597	1,297,883
UnumProvident Corp.	53,710	983,967
XL Capital Ltd., Class A	187,100	13,923,982
		$1,074,295,532
Internet & Catalog Retail - 0.3%
Amazon.com Inc.(1)	23,500	$777,380
eBay, Inc.(1)	1,257,244	41,501,624
IAC/InterActiveCorp(1)	806,192	19,388,918
		$61,667,922
IT Services - 2.4%
Accenture Ltd.(1)	3,138,000	$71,138,460
Acxiom Corp.	647,804	13,526,148
Affiliated Computer Services, Inc.(1)	183,730	9,388,603
Automatic Data Processing, Inc.	1,554,446	65,240,099
BISYS Group, Inc. (The)(1)	65,000	971,100
Ceridian Corp.(1)	26,632	518,791
Certegy, Inc.	42,862	1,638,186
Computer Sciences Corp.(1)	268,947	11,752,984

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
IT Services (continued)
CSG Systems International, Inc.(1)	25,200	$478,296
DST Systems, Inc.(1)	309,105	14,466,114
eFunds, Corp.(1)	1	18
Electronic Data Systems Corp.	2,752	52,976
First Data Corp.	3,813,208	153,062,169
Fiserv, Inc.(1)	300,000	12,885,000
Gartner Group, Inc., Class A(1)	3,000	31,860
Gartner Group, Inc., Class B(1)	27,576	292,030
Keane, Inc.(1)	38,193	523,244
Paychex, Inc.	1,598,101	52,002,207
Perot Systems Corp.(1)	689,196	9,800,367
Safeguard Scientific, Inc.(1)	26,579	34,021
SunGard Data Systems, Inc.(1)	627,684	22,075,646
		$439,878,319
Leisure Equipment & Products - 0.0%
Eastman Kodak Co.	91,016	$2,443,780
Mattel, Inc.	30,514	558,406
		$3,002,186
Machinery - 2.9%
Caterpillar, Inc.(2)(3)	17,093	$1,628,265
Caterpillar, Inc.	54,360	5,181,052
Danaher Corp.	4,031,970	211,033,310
Deere & Co.	3,350,000	219,391,500
Donaldson Co., Inc.	79,326	2,405,958
Dover Corp.	343,717	12,504,424
Federal Signal Corp.	218,345	3,406,182
Illinois Tool Works, Inc.	851,632	67,858,038
ITT Industries, Inc.	4,214	411,413
Nordson Corp.	163,978	5,621,166
Parker-Hannifin Corp.	45,353	2,812,340
Tecumseh Products Co., Class A	125,700	3,449,208
Wabtec	94,504	2,029,946
		$537,732,802
Media - 4.8%
ADVO, Inc.	750,000	$23,887,500
Arbitron, Inc.	11,555	495,710
Belo (A.H.) Corp.	542,924	13,013,888
Cablevision Systems Corp.(1)	207,410	6,678,602
Catalina Marketing Corp.	88,490	2,248,531
Clear Channel Communications, Inc.	132,517	4,098,751

Security	Shares	Value
Media (continued)
Comcast Corp. Class A(1)	1,979,071	$60,757,480
Comcast Corp. Class A Special(1)	1,280,622	38,354,629
EchoStar Communications, Class A	35,150	1,059,773
Entercom Communications Corp.(1)	220,000	7,323,800
Gannett Co., Inc.	1,070,142	76,119,200
Havas Advertising, S.A. ADR	3,142,938	17,034,724
Interpublic Group of Cos., Inc.(1)	1,130,574	13,770,391
Knight Ridder, Inc.	18,123	1,111,665
Lamar Advertising Co.(1)	241,409	10,325,063
Liberty Global, Inc. Class A(1)	50,655	2,364,069
Liberty Global, Inc. Class B(1)	1,643	79,751
Liberty Media Corp. Class A(1)	1,326,604	13,518,095
Liberty Media Corp. Class B(1)	32,876	347,828
McClatchy Co. (The)	48,066	3,145,439
McGraw-Hill Companies, Inc. (The)	693,928	30,706,314
Meredith Corp.	78,054	3,829,329
New York Times Co. (The), Class A	303,168	9,443,683
News Corp. Inc. Class A	187,934	3,040,772
Omnicom Group, Inc.	2,322,646	185,486,510
Proquest Company(1)	115,000	3,770,850
Publicis Groupe SA	329,132	9,686,087
Reuters Holdings PLC ADR	1,431	60,666
Scripps (The E.W.) Company	51,066	2,492,021
Time Warner, Inc.(1)	4,154,531	69,422,213
Tribune Co.	1,440,457	50,675,277
Univision Communications, Inc.(1)	401,298	11,055,760
Viacom, Inc., Class A	29,774	959,318
Viacom, Inc., Class B	948,871	30,382,849
Vivendi Universal SA ADR	490,725	15,374,414
Walt Disney Co. (The)	4,887,954	123,078,682
Washington Post Co. (The)	16,470	13,752,944
Westwood One, Inc.	122,400	2,500,632
WPP Group PLC	139,450	1,428,968
WPP Group PLC ADR	256,051	13,071,404
		$875,953,582
Metals & Mining - 0.3%
Alcoa, Inc.	697,947	$18,237,355
Allegheny Technologies, Inc.	21,408	472,260
Inco, Ltd.	200,000	7,550,000
Nucor Corp.	421,662	19,236,220
Phelps Dodge Corp.	14,862	1,374,735
Steel Dynamics, Inc.	311,800	8,184,750
		$55,055,320

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Multiline Retail - 1.8%
99 Cents Only Stores(1)	1,142,232	$14,517,769
Dollar General Corp.	101,456	2,065,644
Dollar Tree Stores, Inc.(1)	659,218	15,821,232
Family Dollar Stores, Inc.	2,618,411	68,340,527
Kohl's Corp.(1)	55	3,075
May Department Stores Co. (The)	437,780	17,581,245
Nordstrom, Inc.	65,692	4,465,085
Penney (J.C.) Company, Inc.	130,816	6,878,305
Sears Holdings Corp.(1)	6,230	933,690
Target Corp.	3,549,371	193,121,276
		$323,727,848
Multi-Utilities - 0.0%
Dominion Resources, Inc.	3,249	$238,444
Wisconsin Energy Corp.	9,576	373,464
		$611,908
Office Electronics - 0.0%
Xerox Corp.(1)	42,878	$591,288
Zebra Technologies Corp., Class A(1)	13,500	591,165
		$1,182,453
Oil, Gas & Consumable Fuels - 9.7%
Amerada Hess Corp.	18,947	$2,018,045
Anadarko Petroleum Corp.	2,556,996	210,057,221
Apache Corp.	2,074,432	134,008,307
BP PLC ADR	5,083,828	317,129,191
Burlington Resources, Inc.	4,339,822	239,731,767
Chevron Corp.	351,610	19,662,031
ConocoPhillips	3,326,290	191,228,412
Devon Energy Corp.	1,015,400	51,460,472
El Paso Corp.	148,709	1,713,128
Exxon Mobil Corp.	6,294,824	361,763,535
Kerr-McGee Corp.	267,327	20,399,723
Kinder Morgan, Inc.	1,781,672	148,235,110
Marathon Oil Corp.	1,450	77,387
Murphy Oil Corp.	39,036	2,038,850
Newfield Exploration Co.(1)	120,000	4,786,800
Royal Dutch Petroleum Co.	118,194	7,670,791
Total SA ADR	400,000	46,740,000
Valero Energy Corp.	103,020	8,149,912
Williams Companies, Inc. (The)	219,065	4,162,235
		$1,771,032,917

Security	Shares	Value
Paper and Forest Products - 0.2%
Georgia-Pacific Corp.	488,939	$15,548,260
International Paper Co.	112,154	3,388,172
Louisiana-Pacific Corp.	70,750	1,739,035
MeadWestvaco Corp.	84,358	2,365,398
Neenah Paper, Inc.	41,453	1,283,799
Weyerhaeuser Co.	89,778	5,714,370
		$30,039,034
Personal Products - 1.6%
Avon Products, Inc.	173,400	$6,563,190
Gillette Company	3,966,764	200,837,261
Lauder (Estee) Companies, Inc.	2,092,312	81,872,169
		$289,272,620
Pharmaceuticals - 6.5%
Abbott Laboratories	3,015,317	$147,780,686
Allergan, Inc.	38,300	3,264,692
Andrx Corp.(1)	180,170	3,659,253
Bristol-Myers Squibb Co.	4,659,347	116,390,488
Elan Corp. PLC ADR(1)	31,838	217,135
Forest Laboratories, Inc.(1)	56,800	2,206,680
GlaxoSmithKline PLC ADR	434,293	21,067,553
Johnson & Johnson	3,276,675	212,983,875
King Pharmaceuticals, Inc.(1)	505,637	5,268,738
Lilly (Eli) & Co.	3,780,716	210,623,688
Merck & Co., Inc.	2,536,057	78,110,556
Mylan Laboratories, Inc.	27,992	538,566
Novo Nordisk ADR	292,277	14,897,359
Pfizer, Inc.	7,713,548	212,739,654
Schering AG ADR	25,000	1,542,250
Schering-Plough Corp.	2,481,743	47,302,022
Sepracor, Inc.(1)	4,000	240,040
Teva Pharmaceutical Industries Ltd. ADR	1,960,008	61,034,649
Watson Pharmaceuticals, Inc.(1)	682,822	20,184,218
Wyeth Corp.	840,705	37,411,373
		$1,197,463,475
Real Estate - 0.2%
AvalonBay Communities, Inc.	28,867	$2,332,454
Catellus Development Corp.	398,165	13,059,812
Forest City Enterprises, Class A	38,663	2,745,073
Jones Lang LaSalle, Inc.(1)	1,835	81,162

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Real Estate (continued)
Plum Creek Timber Co., Inc.	198,791	$7,216,113
Trammell Crow Co.(1)	473,932	11,488,112
		$36,922,726
Road & Rail - 0.2%
ANC Rental Corp.(1)	389,417	$39
Burlington Northern Santa Fe Corp.	192,065	9,042,420
CSX Corporation	38,134	1,626,796
Florida East Coast Industries, Inc.	121,978	5,281,647
Heartland Express, Inc.	653,154	12,690,782
Kansas City Southern Industries, Inc.(1)	15,215	307,039
Norfolk Southern Corp.	3,990	123,530
Union Pacific Corp.	10,453	677,354
		$29,749,607
Semiconductors & Semiconductor Equipment - 2.3%
Agere Systems, Inc.(1)	16,588	$199,056
Altera Corp.(1)	66,116	1,310,419
Analog Devices, Inc.	574,160	21,421,910
Applied Materials, Inc.	1,441,642	23,325,768
Broadcom Corp., Class A(1)	541,281	19,220,888
Broadcom Corp., Class A(1)(2)(3)	35,000	1,241,918
Conexant Systems, Inc.(1)	134,174	216,020
Cypress Semiconductor Corporation(1)	152,742	1,923,022
Freescale Semiconductor, Class B(1)	101,704	2,154,091
Intel Corp.	10,106,487	263,375,051
KLA-Tencor Corp.	148,373	6,483,900
Linear Technology Corp.	187,760	6,888,914
LSI Logic Corp.(1)	132,810	1,127,557
Maxim Integrated Products Co.	274,351	10,482,952
Mindspeed Technologies, Inc.(1)	44,724	54,563
Skyworks Solutions, Inc.(1)	98,685	727,308
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	909	8,293
Teradyne, Inc.(1)	27,996	335,112
Texas Instruments, Inc.	1,881,394	52,810,730
Xilinx, Inc.	59,554	1,518,627
		$414,826,099
Software - 1.9%
Adobe Systems, Inc.	550,338	$15,750,674
Cadence Design Systems, Inc.(1)	596,556	8,148,955
Cognos, Inc.(1)	77,000	2,628,780

Security	Shares	Value
Software (continued)
Computer Associates International, Inc.	33,070	$908,764
Compuware Corp.(1)	150,944	1,085,287
Electronic Arts, Inc.(1)	21,405	1,211,737
Fair Isaac Corp.	809,818	29,558,357
Henry (Jack) & Associates	201,006	3,680,420
Intuit, Inc.(1)	616,354	27,803,729
Microsoft Corp.	7,131,480	177,145,963
Oracle Corp.(1)	900,222	11,882,930
PalmSource, Inc.(1)	20,110	170,935
Parametric Technology Corp.(1)	94,600	603,548
Reynolds & Reynolds Co.	216,412	5,849,616
SAP AG ADR	600,000	25,980,000
Siebel Systems, Inc.	179,184	1,594,738
Symantec Corp.(1)	1,160,900	25,237,966
VERITAS Software Corp.(1)	43,942	1,072,185
Wind River Systems, Inc.(1)	91,910	1,441,149
		$341,755,733
Specialty Retail - 2.0%
Abercrombie & Fitch Co.	11,225	$771,158
AutoNation, Inc.(1)	1,480,654	30,383,020
Best Buy Co., Inc.	113,610	7,787,966
Burlington Coat Factory Warehouse Corp.	120,919	5,155,986
CarMax, Inc.(1)	67,797	1,806,790
Circuit City Stores, Inc.	216,000	3,734,640
Gap, Inc. (The)	540,888	10,682,538
Home Depot, Inc. (The)	4,288,033	166,804,484
Limited Brands, Inc.	696,967	14,929,033
Lowe's Companies	878,511	51,146,910
Office Depot, Inc.(1)	80,276	1,833,504
OfficeMax, Inc.	2,192	65,256
Payless Shoesource, Inc.(1)	23,100	443,520
Pep Boys - Manny, Moe & Jack (The)	62,500	846,250
RadioShack Corp.	631,599	14,634,149
Sherwin-Williams Co. (The)	80,569	3,793,994
Staples, Inc.	300,587	6,408,515
Tiffany & Co.	57,286	1,876,689
TJX Companies, Inc. (The)	1,716,834	41,804,908
Too, Inc.(1)	38,284	894,697
		$365,804,007

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.(1)	731,440	$24,554,441
Nike, Inc., Class B	1,429,222	123,770,625
Unifi, Inc.(1)	1,208	5,122
		$148,330,188
Thrifts & Mortgage Finance - 0.7%
Countrywide Financial Corp.	1,299,998	$50,192,923
Fannie Mae	342,499	20,001,942
Freddie Mac	135,586	8,844,275
Golden West Financial Corp.	74,590	4,802,104
MGIC Investment Corp.	85,000	5,543,700
Radian Group, Inc.	1,796	84,807
Washington Mutual, Inc.	927,674	37,747,055
		$127,216,806
Tobacco - 0.3%
Altria Group, Inc.	747,298	$48,320,289
		$48,320,289
Trading Companies & Distributors - 0.0%
United Rentals, Inc.(1)	397,333	$8,030,100
		$8,030,100
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc., Class A(1)	134,072	$4,331,866
Telephone & Data Systems, Inc.	57,612	2,351,146
Telephone & Data Systems, Inc., Special Shares	70,844	2,716,159
Vodafone Group PLC ADR	232,062	5,643,748
		$15,042,919
Total Common Stocks (identified cost $14,401,206,817)		$18,213,694,712
Convertible Preferred Stocks - 0.0%
Security	Shares	Value
Oil, Gas & Consumable Fuels - 0.0%
Enron Corp.(1)(2)	11,050	$0
		$0
Total Convertible Preferred Stocks (identified cost $16,626,069)		$0

Preferred Stocks - 0.0%
Security	Shares	Value
Commercial Banks - 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares)(1)	166,518	$832
		$832
Total Preferred Stocks (identified cost $39,407)		$832
Rights - 0.0%
Security	Shares	Value
Computers and Business Equipment - 0.0%
Seagate Technology, Inc. (Tax Refund Rights)(1)(2)	197,392	$0
		$0
Diversified Telecommunication Services - 0.0%
McLeodUSA, Inc. (Escrow Rights)(1)(2)	1,592,200	$0
		$0
Total Rights (identified cost $0)		$0
Warrants - 0.0%
Security	Shares	Value
Communications Equipment - 0.0%
Lucent Technologies, Inc.(1)	18,106	$13,942
		$13,942
Total Warrants (identified cost $0)		$13,942
Commercial Paper - 0.4%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 3.38%, 7/1/05	$22,229	$22,229,000
Societe Generale North America, 3.21%, 7/5/05	44,000	43,984,307
Total Commercial Paper (at amortized cost, $66,213,307)		$66,213,307

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Short-Term Investments - 0.0%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.40%, 7/1/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments - 99.7% (identified cost $14,486,085,600)		$18,281,922,793
Other Assets, Less Liabilities - 0.3%		$52,382,242
Net Assets - 100.0%		$18,334,305,035

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)  Security subject to restrictions on resale (see Note 7).

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at value (identified cost, $14,486,085,600)	$18,281,922,793
Cash	2,828
Receivable for investments sold	26,001,463
Interest and dividends receivable	25,036,987
Tax reclaim receivable	1,731,123
Total assets	$18,334,695,194
Liabilities
Payable to affiliate for Trustees' fees	$11,217
Accrued expenses	378,942
Total liabilities	$390,159
Net Assets applicable to investors' interest in Portfolio	$18,334,305,035
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$14,538,449,958
Net unrealized appreciation (computed on the basis of identified cost)	3,795,855,077
Total	$18,334,305,035

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Dividends (net of foreign taxes, $3,207,044)	$159,204,525
Interest	881,068
Total investment income	$160,085,593
Expenses
Investment adviser fee	$40,134,219
Trustees' fees and expenses	17,228
Custodian fee	1,152,433
Legal and accounting services	62,919
Miscellaneous	43,048
Total expenses	$41,409,847
Deduct - Reduction of custodian fee	$231
Reduction of investment adviser fee	88,889
Total expense reductions	$89,120
Net expenses	$41,320,727
Net investment income	$118,764,866
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$43,280,563
Securities sold short	(30,244,833)
Foreign currency transactions	(67,842)
Net realized gain	$12,967,888
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(448,322,634)
Securities sold short	27,299,373
Foreign currency	(135,492)
Net change in unrealized appreciation (depreciation)	$(421,158,753)
Net realized and unrealized loss	$(408,190,865)
Net decrease in net assets from operations	$(289,425,999)

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment income	$118,764,866	$212,033,371
Net realized gain from investment transactions, securities sold short and foreign currency transactions	12,967,888	152,422,840
Net change in unrealized appreciation (depreciation) of investments, securities sold short and foreign currency	(421,158,753)	1,317,878,707
Net increase (decrease) in net assets from operations	$(289,425,999)	$1,682,334,918
Capital transactions - Contributions	$706,768,331	$1,775,098,351
Withdrawals	(1,224,179,699)	(1,925,879,872)
Net decrease in net assets from capital transactions	$(517,411,368)	$(150,781,521)
Net increase (decrease) in net assets	$(806,837,367)	$1,531,553,397
Net Assets
At beginning of period	$19,141,142,402	$17,609,589,005
At end of period	$18,334,305,035	$19,141,142,402

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)		2004	2003	2002	2001	2000
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.45	%(1)	0.45%	0.45%	0.45%	0.45%	0.45%
Net expenses after custodian fee reduction	0.45	%(1)	0.45%	-	-	-	-
Net investment income	1.29	%(1)	1.18%	1.05%	0.85%	0.64%	0.67%
Portfolio Turnover	0.12%		3%	15%	23%	18%	13%
Total Return(2)	(1.49)%		9.67%	23.88%	(19.52)%	(9.67)%	-
Net assets, end of period (000's omitted)	$18,334,305		$19,141,142	$17,609,589	$14,571,522	$18,335,865	$18,385,069
† The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses	0.45	%(1)	0.45%
Expenses after custodian fee reduction	0.45	%(1)	0.45%
Net investment income	1.29	%(1)	1.18%

(1)  Annualized.

(2)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000. Total return is not computed on an annualized basis.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term, after-tax returns through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C  Futures Contracts - Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

D  Put Options - Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize

Tax-Managed Growth Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

E  Securities Sold Short - The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

F  Foreign Currency Translation - Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Other - Investment transactions are accounted for on a trade-date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

I  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2005, there were $231 in credit balances used to reduce the Portfolio's custodian fee.

J  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a

Tax-Managed Growth Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. Certain of the advisory fee rate reductions are pursuant to an agreement between the Portfolio's Board of Trustees and BMR. Those reductions may not be changed without Trustee and interestholder approval. For the six months ended June 30, 2005, the advisory fee was 0.44% (annualized) of the Portfolio's average daily net assets. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio security transactions that is consideration for third-party research services. For the six months ended June 30, 2005, BMR waived $88,889 of its advisory fee. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the six months ended June 30, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

For the six months ended June 30, 2005, purchases and sales of investments, other than short-term obligations, aggregated $22,688,870 and $415,840,100, respectively. In addition, investments having an aggregate market value of $565,731,197 at dates of withdrawal were distributed in payment for capital withdrawals. During the six months ended June 30, 2005, investors contributed securities with a value of $468,511,867.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$4,486,007,609
Gross unrealized appreciation	$13,797,696,167
Gross unrealized depreciation	(1,780,983)
Net unrealized appreciation	$13,795,915,184

Unrealized appreciation on currency is $17,884.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2005.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2005.

Tax-Managed Growth Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Restricted Securities

At June 30, 2005, the Portfolio owned the following securities (representing 0.04% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are eligible for resale after December 15, 2005, except for the 17,093 shares of Caterpillar, Inc. and the 60,000 shares of Sysco Corp. which are eligible for resale after February 17, 2006 and May 19, 2006, respectively. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Shares	Cost	Fair Value
Broadcom Corp. - Class A	12/15/04	35,000	$1,121,815	$1,241,918
Caterpillar, Inc.	2/17/05	17,093	1,580,520	1,628,265
Progressive Corp.	12/15/04	10,900	943,939	1,076,221
Sysco Corp.	12/15/04	30,000	1,115,824	1,084,886
Sysco Corp.	5/19/05	60,000	2,220,777	2,169,410
			$6,982,875	$7,200,700

8  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

Eaton Vance Tax-Managed Growth Fund 1.0

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Tax-Managed Growth Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing Portfolio advisory fees with those of comparable funds;

•  An independent report comparing the Eaton Vance Tax-Managed Growth Fund 1.0's (the "Fund") expense ratio to those of comparable funds;

•  Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement between Eaton Vance and the Portfolio, the Special Committee also considered information relating to the education, experience and number of investment professionals and other Eaton Vance personnel whose responsibilities include portfolio management. The Special Committee also considered the investment adviser's experience in managing equity funds with an objective of after-tax returns. The Special Committee also took into account the time and attention to be devoted by senior management to the Portfolio and the other funds in the complex. The Special Committee also took into account the time and attention to be devoted by senior management to the Portfolio and the other funds in the complex. The Special Committee evaluated the level of skill and expertise required to

Eaton Vance Tax-Managed Growth Fund 1.0

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the profit levels of the investment adviser and its affiliates in providing investment management and administration services for the Fund and Portfolio and for all Eaton Vance funds as a group. The Special Committee also considered the other benefits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio, as well as Eaton Vance's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of third party research services obtained by Eaton Vance as a result of soft dollar credits generated through trading on behalf of the Portfolio. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Tax-Managed Growth Fund 1.0

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Growth Fund 1.0

Officers Duncan W. Richardson President Thomas E. Faust Jr. Vice President Michelle A. Green Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Tax-Managed Growth Portfolio

Officers Duncan W. Richardson President and Portfolio Manager Thomas E. Faust Jr. Vice President Michelle A. Green Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains

(i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer

Date:	August 22, 2005

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 22, 2005